Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	62 Months Ended		105 Months Ended		107 Months Ended	117 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [7]	Dec. 31, 2025
American Funds® Strategic Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	4.11%	(1.95%)						2.03%	[2]
American Funds® Strategic Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	6.56%	(1.87%)						1.82%	[3]
American Funds® Strategic Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	6.00%	(1.37%)			2.35%	[4]
American Funds® Strategic Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class F-1
Average Annual Return, Percent	[1]	8.30%	(1.16%)						2.43%	[5]
American Funds® Strategic Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class F-2
Average Annual Return, Percent	[1]	8.59%	(0.88%)						2.71%	[6]
American Funds® Strategic Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class F-3
Average Annual Return, Percent	[1]	8.71%	(0.78%)					2.78%
American Funds® Strategic Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	4.56%	(1.86%)						2.05%	[8]
American Funds® Strategic Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	6.51%	(1.92%)						2.04%	[9]
American Funds® Strategic Bond Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-E
Average Annual Return, Percent	[1]	8.08%	(1.37%)						2.22%	[10]
American Funds® Strategic Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	5.82%	(1.43%)			2.29%	[11]
American Funds® Strategic Bond Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-F-1
Average Annual Return, Percent	[1]	8.65%	(0.95%)						2.65%	[12]
American Funds® Strategic Bond Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-F-2
Average Annual Return, Percent	[1]	8.61%	(0.87%)	(0.46%)	[13]
American Funds® Strategic Bond Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-F-3
Average Annual Return, Percent	[1]	8.79%	(0.83%)	(0.41%)	[14]
American Funds® Strategic Bond Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-1
Average Annual Return, Percent	[1]	7.55%	(1.83%)						1.82%	[15]
American Funds® Strategic Bond Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-2
Average Annual Return, Percent	[1]	7.65%	(1.81%)						1.80%	[16]
American Funds® Strategic Bond Fund - Class R2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-2E
Average Annual Return, Percent	[1]	7.84%	(1.58%)						2.19%	[17]
American Funds® Strategic Bond Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-3
Average Annual Return, Percent	[1]	8.06%	(1.42%)						2.20%	[18]
American Funds® Strategic Bond Fund - Class - R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-4
Average Annual Return, Percent	[1]	8.35%	(1.10%)						2.49%	[19]
American Funds® Strategic Bond Fund - Class-R5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-5E
Average Annual Return, Percent	[1]	8.53%	(0.95%)						2.68%	[20]
American Funds® Strategic Bond Fund - Class - R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-5
Average Annual Return, Percent	[1]	8.64%	(0.83%)						2.76%	[21]
American Funds® Strategic Bond Fund - Class - R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class R-6
Average Annual Return, Percent	[1]	8.70%	(0.78%)						2.81%	[22]
Without Sales Load [Member] | American Funds® Strategic Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	8.18%	(1.19%)						2.43%	[2]
Without Sales Load [Member] | American Funds® Strategic Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	7.56%	(1.87%)						1.82%	[3]
Without Sales Load [Member] | American Funds® Strategic Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	8.72%	(0.87%)			2.65%	[4]
Without Sales Load [Member] | American Funds® Strategic Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	8.30%	(1.17%)						2.42%	[8]
Without Sales Load [Member] | American Funds® Strategic Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	7.51%	(1.92%)						2.04%	[9]
Without Sales Load [Member] | American Funds® Strategic Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Strategic Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	8.53%	(0.92%)			2.59%	[11]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[23]	7.30%	(0.36%)	(0.14%)	[13],[14]	1.88%	[4],[11]	1.95%	1.80%	[2],[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on March 18, 2016.
[3]	Class C shares were first offered on March 18, 2016.
[4]	Class T shares were first offered on April 7, 2017.
[5]	Class F-1 shares were first offered on March 18, 2016.
[6]	Class F-2 shares were first offered on March 18, 2016.
[7]	Class F-3 shares were first offered on January 27, 2017.
[8]	Class 529-A shares were first offered on March 18, 2016.
[9]	Class 529-C shares were first offered on March 18, 2016.
[10]	Class 529-E shares were first offered on March 18, 2016.
[11]	Class 529-T shares were first offered on April 7, 2017.
[12]	Class 529-F-1 shares were first offered on March 18, 2016.
[13]	Class 529-F-2 shares were first offered on October 30, 2020.
[14]	Class 529-F-3 shares were first offered on October 30, 2020.
[15]	Class R-1 shares were first offered on March 18, 2016.
[16]	Class R-2 shares were first offered on March 18, 2016.
[17]	Class R-2E shares were first offered on March 18, 2016.
[18]	Class R-3 shares were first offered on March 18, 2016.
[19]	Class R-4 shares were first offered on March 18, 2016.
[20]	Class R-5E shares were first offered on March 18, 2016.
[21]	Class R-5 shares were first offered on March 18, 2016.
[22]	Class R-6 shares were first offered on March 18, 2016.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.